Selected Statements of Operations Data	6 Months Ended
Jun. 30, 2018
Selected Statements of Operations Data [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA

NOTE 9: - SELECTED STATEMENTS OF OPERATIONS DATA

a.	Financial income, net:

	Six months ended June 30,
	2018	2017
	Unaudited

Financial income:
Foreign currency translation adjustments	$298	$193
Interest from banks	696	257

	994	450

Financial expenses:
Interest and bank charges	(8)	(36)
Foreign currency translation adjustments	(613)	(264)

	(621)	(300)

Financial income, net	$373	$150

b.	Net income (loss) per share:

The following table sets forth the computation of basic and diluted net income (loss) per share:

	Six months ended June 30,
	2018	2017
	Unaudited
Numerator:

Numerator for basic and diluted net income (loss) per share	$1,079	$(540)

Denominator:

Denominator for basic net income (loss) per share - weighted average number of Ordinary Shares	13,549,494	11,673,240

Effect of dilutive securities:
Outstanding options and RSUs	268,501	-

Denominator for diluted net income (loss) per share - adjusted weighted average number of Ordinary Shares	13,817,995	11,673,240

c.	Revenues by geographic region are as follows (prior period amounts have not been adjusted under the modified retrospective method):

	Six months ended June 30,
	2018	2017
	Unaudited

North America	$12,691	$8,933
Europe	164	431
Asia (excluding Philippines)	845	140
Philippines	5,566	3,839
South America (excluding Brazil)	198	607
Brazil	1,757	719
Other (including Israel)	321	2,288

	$21,542	$16,957